Nature of Business (Details Narrative) - CAD ($)				12 Months Ended
	May 26, 2017	Feb. 29, 2016	Feb. 02, 2016	Aug. 31, 2018	Aug. 31, 2017
Nature Of Business
Description of common stock basis	common shares on the basis of one (1) new share for every ten (10) old shares	common shares on the basis of one (1) new share for every ten (10) old shares.	common shares on the basis of one (1) new share for every ten (10) old shares.	one (1) new share for every ten (10) old shares
Working capital deficiency				$ 799,588	$ 487,776
Accumulated deficit				$ 32,201,307	$ 31,684,984